Equity - Monthly breakdown of shares purchased and the average price paid per share (Details) - Treasury shares purchased during the year - £ / shares		1 Months Ended							12 Months Ended
	Sep. 30, 2019	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 19, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Average price paid pence (in GBP per share)	£ 32.49	£ 31.65	£ 31.00	£ 30.99	£ 32.20	£ 35.14	£ 34.22	£ 33.73	£ 32.43
Authorised purchases unutilised at month end (in shares)	234,627,954	210,057,236	214,233,913	220,831,319	224,668,870	151,303,505	156,966,444	162,912,211	210,057,236
Share buy- back programme
Disclosure of classes of share capital [line items]
Number of shares purchased under share buyback programme (in shares)	2,549,669	4,176,677	6,597,406	3,837,551	9,959,084	5,662,939	5,945,767	270,502	38,999,595
Total number of shares purchased (in shares)	2,549,669	4,176,677	6,597,406	3,837,551	9,959,084	5,662,939	5,945,767	270,502	38,999,595